Organization and Description of Business - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Description of Business [Line Items]
Net loss		$ (89,449)	$ (48,853)	$ (68,299)	$ (49,780)
Accumulated deficit		(462,016)		(372,567)	(287,891)
Cash, cash equivalents and short-term investments		344,200		70,100
Restricted cash		33,311	$ 743	743	151
Cash, cash equivalents, restricted cash and short-term investments		377,500		$ 70,800
Gross proceeds redeemable convertible preferred stock		$ 126,758			$ 134,567
Series E Preferred Stock [Member]
Description of Business [Line Items]
Gross proceeds redeemable convertible preferred stock	$ 127,100